Stock Options (Details 5)	12 Months Ended
	Oct. 31, 2020 shares $ / shares	Oct. 31, 2019 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.19
Stock Options Outstanding	3,720,000	650,000
Number exercisable	2,612,500
Remaining Contractual Life (Years)	3 years 4 months 24 days	2 years 1 month 24 days
Options [Member] | Exercise Prices 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.44	$ 0.44
Stock Options Outstanding	500,000	150,000
Number exercisable	500,000
Remaining Contractual Life (Years)	1 year 2 months 12 days	2 years 29 days
Expiry Date	Jan. 01, 2022	Nov. 30, 2021
Options [Member] | Exercise Prices 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.15	$ 0.44
Stock Options Outstanding	3,120,000	500,000
Number exercisable	2,112,500
Remaining Contractual Life (Years)	3 years 8 months 12 days	2 years 2 months 1 day
Expiry Date	Jul. 09, 2024	Jan. 01, 2022
Options [Member] | Exercise Prices 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.15
Stock Options Outstanding	100,000
Number exercisable
Remaining Contractual Life (Years)	3 years 8 months 12 days
Expiry Date	Jul. 20, 2024